UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	7/31/2014

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 91.6%
Aerospace & Defense — 1.2%
Boeing Co. (The)	495,651	$59,716,032

Airlines — 2.1%
Air Canada (Canada) (Class A Stock)*	3,186,835	27,970,845
Delta Air Lines, Inc.	868,440	32,531,762
United Continental Holdings, Inc.*	913,440	42,374,482

		102,877,089

Banks — 6.1%
Bank of America Corp.	4,632,570	70,646,692
BankUnited, Inc.	1,475,357	46,090,153
JPMorgan Chase & Co.	1,236,531	71,310,743
Wells Fargo & Co.	2,091,919	106,478,677

		294,526,265

Beverages — 2.6%
Britvic PLC (United Kingdom)	6,617,918	78,204,057
Molson Coors Brewing Co. (Class B Stock)	725,224	48,974,377

		127,178,434

Biotechnology — 0.9%
Celgene Corp.*	502,188	43,765,684

Capital Markets — 2.0%
Anima Holding SpA (Italy)*	3,257,001	19,398,956
Anima Holding SpA (Italy), 144A(a)*	4,527,455	26,965,881
Azimut Holding SpA (Italy)	1,879,092	48,368,973

		94,733,810

Chemicals — 2.6%
Air Products & Chemicals, Inc.	180,294	23,789,793
Monsanto Co.	297,489	33,643,031
Potash Corp. of Saskatchewan, Inc. (Canada)	1,913,231	67,900,568

		125,333,392

Commercial Services & Supplies — 0.4%
Spotless Group Holdings Ltd. (Australia)*	424,642	730,046
Spotless Group Holdings Ltd. (Australia), 144A(a)*	10,779,817	18,532,694

		19,262,740

Communications Equipment — 1.6%
Cisco Systems, Inc.	3,034,469	76,559,653

Construction & Engineering — 0.8%
Fluor Corp.	557,179	40,601,634

Diversified Financial Services
Gateway Energy & Resource Holdings LLC, Private Placement, 144A*(original cost $2,000,000; purchased 12/14/07)(a)(b)	100,000	1,531,123

Diversified Telecommunication Services — 4.4%
Frontier Communications Corp.(c)	21,596,052	141,454,141
Verizon Communications, Inc.	1,358,213	68,481,099

		209,935,240

Electric Utilities — 1.8%
Alupar Investimento SA (Brazil)	375,608	2,756,528
Alupar Investimento SA (Brazil), 144A(a)	1,777,926	13,047,920
NRG Yield, Inc. (Class A Stock)(c)	1,337,699	69,894,773

		85,699,221

Food Products — 2.2%
Mondelez International, Inc. (Class A Stock)	1,929,293	69,454,548
Pinnacle Foods, Inc.	1,134,795	34,191,373

		103,645,921

Hotels, Restaurants & Leisure — 3.5%
Carnival Corp.	1,191,829	43,168,046
Merlin Entertainments PLC (United Kingdom)*	1,507,457	9,014,558
Merlin Entertainments PLC (United Kingdom), 144A*(a)	4,500,000	26,909,895
Starbucks Corp.	649,446	50,448,965
Wendy’s Co. (The)	4,529,658	36,916,713

		166,458,177

Household Products — 0.7%
Procter & Gamble Co. (The)	429,251	33,189,687

Independent Power & Renewable Electricity Producers — 1.2%
Abengoa Yield PLC (United Kingdom)*	1,590,388	57,540,238

Industrial Conglomerates — 2.4%
General Electric Co.	1,881,038	47,308,106
Siemens AG (Germany), ADR(c)	563,535	69,605,025

		116,913,131

Insurance — 1.6%
MetLife, Inc.	1,430,704	75,255,030

Internet Software & Services — 1.0%
Rackspace Hosting, Inc.*	493,319	14,942,633
Yahoo!, Inc.*	978,729	35,048,285

		49,990,918

IT Services — 2.0%
Xerox Corp.	7,205,532	95,545,354

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	716,514	87,056,451

Media — 1.4%
Cinemark Holdings, Inc.	1,383,934	45,393,035
Lagardere SCA (France)	772,234	22,989,068

		68,382,103

Multi-Utilities — 1.1%
Veolia Environnement SA (France)	2,896,620	51,304,470

Oil, Gas & Consumable Fuels — 13.4%
Cheniere Energy Partners LP Holdings LLC(c)	2,662,589	62,783,849
EnLink Midstream LLC	691,380	26,417,630
Noble Energy, Inc.	391,736	26,046,527
ONEOK, Inc.	1,129,264	72,758,480
Pembina Pipeline Corp. (Canada)	1,165,906	48,828,143
Phillips 66	671,367	54,454,577
Plains GP Holdings LP (Class A Stock)(c)	1,070,605	31,807,675
SemGroup Corp. (Class A Stock)	931,379	71,790,693
Targa Resources Corp.	1,198,441	152,801,227
Western Refining, Inc.	576,707	23,621,919
Williams Cos., Inc. (The)	1,277,099	72,322,116

		643,632,836

Pharmaceuticals — 9.3%
AbbVie, Inc.	1,733,758	90,744,894
Bristol-Myers Squibb Co.	2,220,219	112,387,486
Endo International PLC*	358,945	24,078,030
Merck & Co., Inc.	2,065,193	117,179,051
Pfizer, Inc.	1,813,320	52,042,284
Roche Holding AG (Switzerland)	183,610	53,284,678

		449,716,423

Real Estate Investment Trusts (REITs) — 4.6%
Crown Castle International Corp.	461,439	34,229,545
First Potomac Realty Trust	1,997,515	26,347,223
Geo Group, Inc. (The)	1,264,402	43,508,073
MFA Financial, Inc.	9,522,064	77,509,601
Starwood Property Trust, Inc.	1,667,260	39,347,336

		220,941,778

Road & Rail — 3.1%
Canadian Pacific Railway Ltd. (Canada)	478,919	90,970,664
Union Pacific Corp.	585,216	57,532,585

		148,503,249

Semiconductors & Semiconductor Equipment — 1.0%
Xilinx, Inc.	1,225,360	50,399,057

Software — 3.5%
Activision Blizzard, Inc.	3,513,653	78,635,554
Microsoft Corp.	2,116,959	91,367,951

		170,003,505

Specialty Retail — 2.6%
GameStop Corp. (Class A Stock)(c)	1,699,317	71,320,335
Home Depot, Inc. (The)	674,399	54,525,159

		125,845,494

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	2,110,640	201,713,865
Diebold, Inc.(c)	1,242,085	46,801,763

		248,515,628

Tobacco — 1.7%
Lorillard, Inc.	1,379,258	83,417,524

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC (United Kingdom), ADR	2,561,464	85,091,834

TOTAL COMMON STOCKS (cost $3,647,467,783)		4,413,069,125

PREFERRED STOCKS — 0.9%
Aerospace & Defense — 0.4%
United Technologies Corp., CVT, 7.50%(a)	362,624	21,510,856

Diversified Telecommunication Services — 0.2%
Intelsat SA , CVT, 5.75%	242,300	11,933,275

Insurance — 0.3%
MetLife, Inc., CVT, 5.00%(a)	413,000	12,497,380

TOTAL PREFERRED STOCKS (cost $40,091,912)		45,941,511

	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS — 6.2%
Airlines — 1.0%
United Continental Holdings, Inc., Sr. Unsec’d. Notes	6.000%	10/15/29	9,122	48,785,596

Internet Software & Services —1.4%
JPM Yahoo, Inc., Sr. Unsec’d. Notes, 144A(a)	7.130%	10/21/14	186,593	66,595,113

Leisure Products — 0.3%
Callaway Golf Co., Notes	3.750%	08/15/19	12,500	14,507,813

Oil, Gas & Consumable Fuels — 1.5%
BAC Cheniere Energy, Inc., Notes, 144A(a)	7.030%	01/08/15	54,620	38,835,033
BAC Concho Resources, Inc., Notes, 144A(a)	3.000%	10/28/14	24,383	33,874,746

				72,709,779

Pharmaceuticals — 2.0%
GS Biogen Idec, Inc., Sr. Unsec’d. Notes, 144A(a)	5.700%	08/29/14	15,800	52,933,026
GS Endo International PLC, Sr. Unsec’d. Notes, 144A(a)	8.500%	09/12/14	65,275	44,290,582

				97,223,608

TOTAL CONVERTIBLE BONDS (cost $285,424,670)				299,821,909

TOTAL LONG-TERM INVESTMENTS (cost $3,972,984,365)				4,758,832,545

			Shares
SHORT-TERM INVESTMENT — 4.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $217,634,173; includes $132,110,391 of cash collateral for securities on loan)(d)(e)			217,634,173	217,634,173

TOTAL INVESTMENTS — 103.2% (cost $4,190,618,538)(f)				4,976,466,718
Liabilities in excess of other assets — (3.2)%				(156,253,985)

NET ASSETS — 100.0%				$4,820,212,733

The following abbreviations are used in the portfolio descriptions:

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,000,000. The aggregate value, $1,531,123, is approximately 0.0% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,183,403; cash collateral of $132,110,391 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$4,197,876,862

Appreciation	916,046,712
Depreciation	(137,456,856)

Net Unrealized Appreciation	$778,589,856

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$59,716,032	$—	$—
Airlines	102,877,089	—	—
Banks	294,526,265	—	—
Beverages	48,974,377	78,204,057	—
Biotechnology	43,765,684	—	—
Capital Markets	19,398,956	75,334,854	—
Chemicals	125,333,392	—	—
Commercial Services & Supplies	730,046	18,532,694	—
Communications Equipment	76,559,653	—	—
Construction & Engineering	40,601,634	—	—
Diversified Financial Services	—	1,531,123	—
Diversified Telecommunication Services	209,935,240	—	—
Electric Utilities	72,651,301	13,047,920	—
Food Products	103,645,921	—	—
Hotels, Restaurants & Leisure	139,548,282	26,909,895	—
Household Products	33,189,687	—	—
Independent Power & Renewable Electricity Producers	57,540,238	—	—
Industrial Conglomerates	116,913,131	—	—
Insurance	75,255,030	—	—
Internet Software & Services	49,990,918	—	—
IT Services	95,545,354	—	—
Life Sciences Tools & Services	87,056,451	—	—
Media	45,393,035	22,989,068	—
Multi-Utilities	—	51,304,470	—
Oil, Gas & Consumable Fuels	643,632,836	—	—
Pharmaceuticals	396,431,745	53,284,678	—
Real Estate Investment Trusts (REITs)	220,941,778	—	—
Road & Rail	148,503,249	—	—
Semiconductors & Semiconductor Equipment	50,399,057	—	—
Software	170,003,505	—	—
Specialty Retail	125,845,494	—	—
Technology Hardware, Storage & Peripherals	248,515,628	—	—
Tobacco	83,417,524	—	—
Wireless Telecommunication Services	85,091,834	—	—
Preferred Stocks
Aerospace & Defense	21,510,856	—	—
Diversified Telecommunication Services	11,933,275	—	—
Insurance	12,497,380	—	—
Convertible Bonds	—	63,293,409	236,528,500
Affiliated Money Market Mutual Fund	217,634,173	—	—

Total	$4,335,506,050	$404,432,168	$236,528,500

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible Bonds
Balance as of 10/31/13	$226,557,064
Accrued discount/premium	—
Realized gain (loss)	31,157,659
Change in unrealized appreciation (depreciation)*	(12,495,246)
Purchases	243,646,892
Sales	(252,337,869)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 07/31/14	$236,528,500

*	Of which, $(7,118,392) was included in Net Assets relating to securities held at the reporting period end.

Fair Value of Level 2 investments at 10/31/13 was $362,424,606. An amount of $66,320,310 was transferred from Level 1 into Level 2 at 07/31/14 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value July 31, 2014	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Convertible Bonds				$35.69 - $335.02
Investments	$236,528,500	Market Approach	Offered Quote	($129.30)

Prudential Mid-Cap Value Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.7%
Aerospace & Defense — 1.8%
L-3 Communications Holdings, Inc.	34,900	$3,663,104
Textron, Inc.	90,800	3,302,396

		6,965,500

Airlines — 2.2%
Alaska Air Group, Inc.	56,400	2,479,908
Southwest Airlines Co.	114,600	3,240,888
United Continental Holdings, Inc.*	61,700	2,862,263

		8,583,059

Auto Components — 2.1%
Gentex Corp.	7,400	213,860
Lear Corp.	36,000	3,390,120
TRW Automotive Holdings Corp.*	45,100	4,613,279

		8,217,259

Banks — 8.7%
Associated Banc-Corp.(a)	101,200	1,813,504
BankUnited, Inc.	43,200	1,349,568
BOK Financial Corp.	17,100	1,132,704
CIT Group, Inc.	57,600	2,828,736
Comerica, Inc.	54,200	2,724,092
Commerce Bancshares, Inc.	42,110	1,897,477
East West Bancorp, Inc.	62,200	2,118,532
Fifth Third Bancorp	128,800	2,637,824
First Citizens BancShares, Inc. (Class A Stock)	1,800	400,230
First Niagara Financial Group, Inc.	214,500	1,844,700
Fulton Financial Corp.	155,200	1,759,968
Huntington Bancshares, Inc.	119,500	1,173,490
KeyCorp.	215,300	2,915,162
Popular, Inc. (Puerto Rico)*	59,500	1,898,050
Regions Financial Corp.	299,400	3,035,916
SunTrust Banks, Inc.	104,200	3,964,810

		33,494,763

Beverages — 0.8%
Molson Coors Brewing Co. (Class B Stock)	45,900	3,099,627

Capital Markets — 0.5%
Ameriprise Financial, Inc.	4,700	562,120
Lazard Ltd. (Class A Stock)	28,700	1,501,010

		2,063,130

Chemicals — 3.5%
Ashland, Inc.	36,000	3,767,400
Cabot Corp.	56,700	2,970,513
CF Industries Holdings, Inc.	5,700	1,426,938
Eastman Chemical Co.	35,400	2,788,812
Westlake Chemical Corp.	27,000	2,359,530

		13,313,193

Commercial Services & Supplies — 1.4%
ADT Corp. (The)	105,700	3,678,360
Pitney Bowes, Inc.(a)	68,200	1,845,492

		5,523,852

Communications Equipment — 1.9%
Brocade Communications Systems, Inc.	258,000	2,376,180

Harris Corp.	49,000	3,345,230
Juniper Networks, Inc.*	75,100	1,767,854

		7,489,264

Construction & Engineering — 0.5%
AECOM Technology Corp.*	53,200	1,806,140

Consumer Finance — 0.3%
Navient Corp.	63,600	1,093,920

Containers & Packaging — 2.1%
Ball Corp.	45,200	2,768,952
Crown Holdings, Inc.*	56,800	2,644,040
Rock-Tenn Co. (Class A Stock)	26,100	2,595,123

		8,008,115

Diversified Consumer Services — 0.4%
Apollo Education Group, Inc.*	52,100	1,455,153

Electric Utilities — 4.8%
Edison International	68,800	3,770,240
Entergy Corp.	38,300	2,789,389
FirstEnergy Corp.	19,100	596,111
Great Plains Energy, Inc.	16,500	409,035
Pinnacle West Capital Corp.	17,100	914,679
PPL Corp.	161,400	5,324,586
Westar Energy, Inc.(a)	43,000	1,549,720
Xcel Energy, Inc.	102,100	3,144,680

		18,498,440

Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc.*	45,300	2,625,135
Ingram Micro, Inc. (Class A Stock)*	31,300	898,310
Jabil Circuit, Inc.	167,900	3,351,284
Tech Data Corp.*	38,700	2,429,973
Vishay Intertechnology, Inc.(a)	137,100	2,019,483

		11,324,185

Energy Equipment & Services — 3.0%
Helmerich & Payne, Inc.	28,900	3,070,914
Nabors Industries Ltd.	94,400	2,563,904
Oil States International, Inc.*	18,200	1,115,478
Superior Energy Services, Inc.	47,400	1,592,640
Unit Corp.*	49,400	3,129,490

		11,472,426

Food & Staples Retailing — 0.7%
Kroger Co. (The)	58,700	2,875,126

Food Products — 2.5%
ConAgra Foods, Inc.	71,800	2,163,334
Pilgrim’s Pride Corp.*	104,900	2,933,004
Pinnacle Foods, Inc.	50,100	1,509,513
Tyson Foods, Inc. (Class A Stock)	82,600	3,073,546

		9,679,397

Gas Utilities — 1.3%
AGL Resources, Inc.	45,700	2,359,948
Atmos Energy Corp.	10,000	483,200
UGI Corp.	45,300	2,198,862

		5,042,010

Health Care Providers & Services — 5.9%
Aetna, Inc.	17,700	1,372,281
CIGNA Corp.	61,600	5,546,464
HCA Holdings, Inc.*	80,500	5,257,455
Health Net, Inc.*	77,700	3,200,463
Humana, Inc.	41,500	4,882,475

Laboratory Corp. of America Holdings*	23,600	2,447,084

		22,706,222

Hotels, Restaurants & Leisure — 0.8%
Royal Caribbean Cruises Ltd.	48,400	2,887,060

Household Durables — 1.6%
Newell Rubbermaid, Inc.	48,400	1,572,032
PulteGroup, Inc.	80,000	1,412,000
Whirlpool Corp.	21,500	3,066,760

		6,050,792

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The)	140,000	2,045,400

Insurance — 8.7%
Alleghany Corp.*	5,700	2,358,945
Allied World Assurance Co. Holdings AG	53,600	1,930,136
American Financial Group, Inc.	42,400	2,373,976
American National Insurance Co.	300	32,700
Arch Capital Group Ltd.*	38,100	2,036,445
Aspen Insurance Holdings Ltd.	35,700	1,428,357
Axis Capital Holdings Ltd.	34,600	1,492,990
Endurance Specialty Holdings Ltd.	24,600	1,301,094
Everest Re Group Ltd.	12,900	2,011,239
Hanover Insurance Group, Inc. (The)	29,700	1,716,957
HCC Insurance Holdings, Inc.	43,500	2,030,580
Old Republic International Corp.	124,400	1,790,116
PartnerRe Ltd.	20,000	2,087,200
ProAssurance Corp.	14,800	645,724
Progressive Corp. (The)	127,600	2,990,944
Reinsurance Group of America, Inc.	24,600	1,974,396
Unum Group	74,600	2,561,018
W.R. Berkley Corp.	45,000	2,007,450
XL Group PLC (Ireland)	22,000	709,280

		33,479,547

IT Services — 2.8%
Booz Allen Hamilton Holding Corp.	97,500	2,168,400
Computer Sciences Corp.	57,300	3,574,947
DST Systems, Inc.	32,300	2,909,261
Xerox Corp.	149,500	1,982,370

		10,634,978

Machinery — 1.3%
Dover Corp.	19,300	1,655,168
Trinity Industries, Inc.(a)	80,200	3,499,928

		5,155,096

Media — 1.0%
Gannett Co., Inc.	48,800	1,596,736
Starz (Class A Stock)*	83,800	2,389,138

		3,985,874

Metals & Mining — 0.6%
Reliance Steel & Aluminum Co.	32,100	2,190,825

Multi-Utilities — 5.3%
Alliant Energy Corp.	47,600	2,689,400
Ameren Corp.	63,800	2,453,110
CMS Energy Corp.	87,000	2,516,910
Consolidated Edison, Inc.	25,900	1,452,731
DTE Energy Co.	43,100	3,181,642
Public Service Enterprise Group, Inc.	96,100	3,379,837
SCANA Corp.	41,000	2,086,080
Sempra Energy	1,000	99,710

Wisconsin Energy Corp.(a)	56,800	2,475,344

		20,334,764

Multiline Retail — 1.7%
Big Lots, Inc.	9,400	411,250
Dillard’s, Inc. (Class A Stock)	12,300	1,466,406
Macy’s, Inc.	53,600	3,097,544
Nordstrom, Inc.	20,600	1,426,138

		6,401,338

Oil, Gas & Consumable Fuels — 6.0%
Chesapeake Energy Corp.	116,100	3,061,557
Cimarex Energy Co.(a)	19,800	2,752,596
Denbury Resources, Inc.	91,900	1,557,705
HollyFrontier Corp.	32,200	1,513,722
Murphy Oil Corp.	10,700	664,791
Newfield Exploration Co.*	50,400	2,031,120
Noble Energy, Inc.	500	33,245
PBF Energy, Inc. (Class A Stock)	45,000	1,219,500
SM Energy Co.	37,800	2,968,812
Southwestern Energy Co.*	56,100	2,276,538
Ultra Petroleum Corp.*(a)	55,100	1,262,892
Whiting Petroleum Corp.*	44,700	3,955,503

		23,297,981

Paper & Forest Products — 0.4%
International Paper Co.	31,500	1,496,250

Real Estate Investment Trusts (REITs) — 7.9%
American Capital Agency Corp.	80,300	1,856,536
Annaly Capital Management, Inc.	187,400	2,080,140
Boston Properties, Inc.	11,500	1,373,675
Brandywine Realty Trust	117,100	1,820,905
CBL & Associates Properties, Inc.	100,300	1,875,610
Chimera Investment Corp.	96,200	304,954
Douglas Emmett, Inc.	29,500	840,455
Equity Lifestyle Properties, Inc.	37,200	1,647,588
General Growth Properties, Inc.	61,600	1,439,592
HCP, Inc.	28,400	1,179,452
Hospitality Properties Trust	69,700	1,991,329
Host Hotels & Resorts, Inc.	109,900	2,389,226
MFA Financial, Inc.	179,700	1,462,758
Prologis, Inc.	31,800	1,297,758
Rayonier, Inc.	43,100	1,467,986
Senior Housing Properties Trust	91,700	2,096,262
Starwood Property Trust, Inc.	54,500	1,286,200
Taubman Centers, Inc.	13,700	1,007,772
Ventas, Inc.	34,400	2,184,400
Weyerhaeuser Co.(a)	32,500	1,017,900

		30,620,498

Road & Rail — 1.2%
AMERCO	9,500	2,500,020
Ryder System, Inc.	22,400	1,929,312

		4,429,332

Semiconductors & Semiconductor Equipment — 1.1%
Marvell Technology Group Ltd.	155,800	2,078,372
Micron Technology, Inc.*(a)	10,900	332,995
Skyworks Solutions, Inc.	32,500	1,649,700

		4,061,067

Software — 2.1%
CA, Inc.	104,300	3,012,184
Symantec Corp.	210,600	4,982,796

		7,994,980

Specialty Retail — 2.8%
Best Buy Co., Inc.	80,700	2,399,211
DSW, Inc. (Class A Stock)	65,800	1,749,622
Foot Locker, Inc.	45,500	2,162,615
Gap, Inc. (The)	36,800	1,476,048
Murphy USA, Inc.*	59,200	2,925,664

		10,713,160

Technology Hardware, Storage & Peripherals — 2.9%
Lexmark International, Inc. (Class A Stock)	52,400	2,516,772
NetApp, Inc.	106,500	4,136,460
Western Digital Corp.	45,700	4,562,231

		11,215,463

Thrifts & Mortgage Finance — 0.4%
Washington Federal, Inc.	72,900	1,527,984

Trading Companies & Distributors — 1.7%
Air Lease Corp.	53,400	1,839,630
GATX Corp.(a)	32,700	2,027,400
United Rentals, Inc.*(a)	26,400	2,795,760

		6,662,790

Water Utilities — 0.6%
American Water Works Co., Inc.	51,700	2,469,709

TOTAL COMMON STOCKS (cost $339,286,914)		380,365,669

EXCHANGE TRADED FUND — 0.6%
iShares Russell Mid-Cap Value(a) (cost $2,026,796)	33,000	2,312,640

TOTAL LONG-TERM INVESTMENTS (cost $341,313,710)		382,678,309

SHORT-TERM INVESTMENT — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $23,681,862; includes $19,288,221 of cash collateral for securities on loan)(b)(c)	23,681,862	23,681,862

TOTAL INVESTMENTS — 105.4% (cost $364,995,572)(d)		406,360,171
Liabilities in excess of other assets — (5.4)%		(20,791,166)

NET ASSETS — 100.0%		$385,569,005

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,181,658; cash collateral of $19,288,221 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$365,187,516

Appreciation	45,444,302
Depreciation	(4,271,647)

Net Unrealized Appreciation	$41,172,655

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,965,500	$—	$—
Airlines	8,583,059	—	—
Auto Components	8,217,259	—	—
Banks	33,494,763	—	—
Beverages	3,099,627	—	—
Capital Markets	2,063,130	—	—
Chemicals	13,313,193	—	—
Commercial Services & Supplies	5,523,852	—	—
Communications Equipment	7,489,264	—	—
Construction & Engineering	1,806,140	—	—
Consumer Finance	1,093,920	—	—
Containers & Packaging	8,008,115	—	—
Diversified Consumer Services	1,455,153	—	—
Electric Utilities	18,498,440	—	—
Electronic Equipment, Instruments & Components	11,324,185	—	—
Energy Equipment & Services	11,472,426	—	—
Food & Staples Retailing	2,875,126	—	—
Food Products	9,679,397	—	—
Gas Utilities	5,042,010	—	—
Health Care Providers & Services	22,706,222	—	—
Hotels, Restaurants & Leisure	2,887,060	—	—
Household Durables	6,050,792	—	—
Independent Power & Renewable Electricity Producers	2,045,400	—	—
Insurance	33,479,547	—	—
IT Services	10,634,978	—	—
Machinery	5,155,096	—	—
Media	3,985,874	—	—
Metals & Mining	2,190,825	—	—
Multi-Utilities	20,334,764	—	—
Multiline Retail	6,401,338	—	—
Oil, Gas & Consumable Fuels	23,297,981	—	—
Paper & Forest Products	1,496,250	—	—
Real Estate Investment Trusts (REITs)	30,620,498	—	—
Road & Rail	4,429,332	—	—
Semiconductors & Semiconductor Equipment	4,061,067	—	—
Software	7,994,980	—	—
Specialty Retail	10,713,160	—	—
Technology Hardware, Storage & Peripherals	11,215,463	—	—
Thrifts & Mortgage Finance	1,527,984	—	—
Trading Companies & Distributors	6,662,790	—	—
Water Utilities	2,469,709	—	—
Exchange Traded Fund	2,312,640	—	—
Affiliated Money Market Mutual Fund	23,681,862	—	—

Total	$406,360,171	$—	$—

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 19, 2014

*	Print the name and title of each signing officer under his or her signature.